FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Data Regarding Exchange Rate) (Details)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.748	3.467	3.845
Increase (decrease) during the year		8.10%	(9.80%)	(1.50%)
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		4.292	4.153	4.044
Increase (decrease) during the year		3.30%	2.70%	(4.80%)
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate	[1]	223.33	221.57	220.68
Increase (decrease) during the year	[1]	0.80%	0.40%	(0.20%)

[1]	Index for each reporting period's last month, on the basis of 1993 average = 100 points.